Goodwill and Other Intangible Assets - Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Other Intangible Assets
Amortization	$ 77,095,779	$ 43,380,923
Amortization expense of acquired intangible assets
2019	68,899,197
2020	67,512,249
2021	65,348,168
2022	43,107,441
2023	38,906,920
Thereafter	122,915,748
Net carrying amount, finite-lived	$ 406,689,723